Fair Value - Level 3 Fair Value Measurements (Details) $ in Thousands	Mar. 31, 2023 $ / shares USD ($)	Feb. 08, 2023	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	3.88
Warrants, measurement input		9.91	5.21	3.15
Long-term debt, measurement input	3.88
Stock price | Adjusted Balance, After Ratio Conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			5.21
Stock price | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	3.88	9.91
Stock price | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	3.88
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	2.86
Warrants, measurement input		5.00	1.1	2.8
Term | Adjusted Balance, After Ratio Conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			1.1
Term | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			5.0	5.0
Term | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			5.0	5.0
Term | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.86	5.00
Term | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.550
Warrants, measurement input		0.700	0.734	0.706
Expected volatility | Adjusted Balance, After Ratio Conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.734
Expected volatility | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.75	0.75
Expected volatility | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.75	0.75
Expected volatility | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.450	0.020
Expected volatility | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.680
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0381
Warrants, measurement input		0.0382	0.045	0.008
Risk-free interest rate | Adjusted Balance, After Ratio Conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.0447
Risk-free interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.0412	0.0412
Risk-free interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.0475	0.0475
Risk-free interest rate | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0360	0.0382
Risk-free interest rate | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0359
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0
Warrants, measurement input		0	0	0
Expected dividend yield | Adjusted Balance, After Ratio Conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0
Expected dividend yield | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0	0
Expected dividend yield | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0	0
Expected dividend yield | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Expected dividend yield | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			3.96	3.96
Exercise price | Adjusted Balance, After Ratio Conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			3.96
Exercise price | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50
Exercise price | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	10.00
Probability weighting | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.61	0.61
Probability weighting | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.39	0.39
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.61	0.61
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.39	0.39
Interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.0399	0.0399
Interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.0399	0.0399
Time to conversion | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.1	0.1
Time to conversion | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.8	0.8
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.1	0.1
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.8	0.8
Liquidity price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt, measurement input	10.00
Liquidity price | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			1	1
Liquidity price | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.90	0.90
Discount rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.247	0.247
Discount rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input			0.247	0.247
Initial purchase amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt, measurement input | $	50,000